Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Loans	$ 1,411,779	$ 1,417,341
Less: Deferred finance costs, net	(8,046)	(7,354)
Total long-term debt	1,403,733	1,409,987
Less: Current portion of debt	(185,516)	(194,353)
Add: Deferred finance costs, current portion	2,532	2,272
Long-term debt, net of current portion and deferred finance costs	$ 1,220,749	$ 1,217,906